Summary of Funded Status of Pension Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	$ (15)	$ (153)
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	(1)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(177)
Employee Benefit Plans [Abstract]
Benefit obligation at end of prior year	670	670
Service cost	5	5	5
Interest cost	29	26	27
Plan amendments	(1)	1
Actuarial loss	72	(19)
Defined Benefit Plan, Foreign Currency Exchange Rate Gain (Loss)	(34)	8
Benefit obligation at end of current year	716	670	670
Fair value of assets at end of prior year	517	465
Actual return on plan assets	56	52
Employer contributions	26	17
Defined Benefit Plan, Foreign Currency Exchange Rate Changes, Plan Assets	(21)	4
Net benefits paid	(25)	(21)
Fair value of assets at end of current year	553	517	465
Total unfunded status at end of year (recognized in other non-current liabilities in the Consolidated Balance Sheets)	$ (163)	$ (153)